Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 9. Commitments and Contingencies

Legal Proceedings

The Company is involved in legal proceedings and may become involved in other legal matters arising in the ordinary course of its business. The Company evaluates these legal matters on a case-by-case basis to make a determination as to the impact, if any, on its business, liquidity, results of operations, financial condition or cash flows.

Other

In January 2013, the Company signed a shipbuilding contract for the construction of four Ice Class 1A panamax vessels at $32,600,000 each. The Company had a total of $6,520,000 and $29,786,000 on deposit at March 31, 2015 and December 31, 2014, respectively. The first vessel was delivered on September 25, 2014. The second vessel was delivered on February 6, 2015 and the third vessel was delivered on February 13, 2015. The balance of payment due on these three vessels was financed with commercial facilities. The fourth vessel is expected to be delivered in 2016. The second installment on the last vessel, which is equal to 10% of the purchase price, becomes due and payable upon keel-laying of the vessel. The third installment of 10% is due and payable upon launching of the vessel and the balance is due upon delivery of the vessels. The Company expects to finance the final payment with a commercial facility.

In December 2013, the Company entered into shipbuilding contracts for the construction of two ultramax vessels for $28,950,000 each. At March 31, 2015 and December 31, 2104, the Company had $8,685,000 on deposit for these newbuildings. The third installments of 5% are due and payable upon keel laying of the vessels. The fourth installments of 10% are due and payable upon launching of the vessels and the balance is due upon delivery of the vessels. The Company expects to finance the final payments with commercial facilities.

The total purchase obligations under the shipbuilding contracts are approximately $28,975,000 for the twelve months ending March 31, 2016 and approximately $46,320,000 for the twelve months ending March 31, 2017.

The Company is subject to certain asserted claims arising in the ordinary course of business. The Company intends to vigorously assert its rights and defend itself in any litigation that may arise from such claims. While the ultimate outcome of these matters could affect the results of operations of any one year, and while there can be no assurance with respect thereto, management believes that after final disposition, any financial impact to the Company would not be material to its consolidated financial position, results of operations, or cash flows.

NOTE 15 - COMMITMENTS AND CONTINGENCIES

In January 2013, the Company signed a shipbuilding contract for the construction of four Ice Class 1A panamax vessels at $32,600,000 each. The Company had a total of $29,786,000 and $26,110,000 on deposit at December 31, 2014 and 2013, respectively. The first vessel was delivered on September 25, 2014. The second vessel was delivered on February 6, 2015 and the third vessel was delivered on February 13, 2015. The balance of payment due on these three vessels was financed with commercial facilities. The fourth vessel is expected to be delivered in 2016. The second installment on the last vessel, which is equal to 10% of the purchase price, becomes due and payable upon keel-laying of the vessel. The third installment of 10% is due and payable upon launching of the vessel and the balance is due upon delivery of the vessels. The Company expects to finance the final payment with a commercial facility.

In December 2013, the Company entered into shipbuilding contracts for the construction of two ultramax vessels for $28,950,000 each, at which time deposits of $2,895,000 were placed by two wholly-owned subsidiaries of the newly formed Nordic Bulk Ventures Holding Company Ltd. (“BVH”). The second installments of 5% (totaling $2,895,000) were paid on December 2, 2014. The third installments of 5% are due and payable upon keel laying of the vessels. The fourth installments of 10% are due and payable upon launching of the vessels and the balance is due upon delivery of the vessels. The Company expects to finance the final payments with commercial facilities.

The total purchase obligations under the shipbuilding contracts discussed above are approximately $6,500,000 in 2015 and $68,800,000 in 2016.

The Company is subject to certain asserted claims arising in the ordinary course of business. The Company intends to vigorously assert its rights and defend itself in any litigation that may arise from such claims. While the ultimate outcome of these matters could affect the results of operations of any one year, and while there can be no assurance with respect thereto, management believes that after final disposition, any financial impact to the Company would not be material to its consolidated financial position, results of operations, or cash flows.